Organization and Principal Activities	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1 ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principle activities

MOGU Inc. (formerly known as Meili Inc.) (the “Company”) was incorporated as an exempted company registered under the Companies Law of the Cayman Islands on June 9, 2011 with limited liability.

In June 2011, Meili Group Limited, formerly known as MOGU (HK) Limited, was established by the Company in Hong Kong. In November 2011, Meili Group Limited established a wholly-owned PRC subsidiary, Hangzhou Shiqu Information and Technology Co., Ltd. (“Hangzhou Shiqu”). In the same month, the Company obtained control over Hangzhou Juangua Network Co., Ltd. (“Hangzhou Juangua”) through Hangzhou Shiqu by entering into a series of contractual agreements with Hangzhou Juangua and its shareholders. The Company obtained effective control of Aimei Tech Holdings Limited (“Aimei”) and Meiliworks Limited (“Meiliworks”) through a series of transactions in January and February 2016, respectively.

The Company, through its subsidiaries, consolidated variable interest entities (“VIEs”) and VIE’s subsidiaries (collectively, the “Group”), operates online platform that primarily offers to its users a wide selection of fashion apparel and other products provided by third party merchants in the People’s Republic of China (“PRC”) through mobile apps, including flagship Mogujie app, mini-programs on Weixin, Weixin pay and QQ Wallet entryways, and Mogujie.com and Meilishuo.com websites. The Group also provides online marketing, commission, financing and other relevant services to merchants and users.

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIE’s subsidiaries.

As of March 31, 2019, the Company’s major subsidiaries, consolidated VIEs and VIE’s subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries:
Meili Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd. (Note 3(a))		Beijing, China July 6, 2010

(b)	Consolidated variable interest entities

In order to comply with PRC regulatory requirements restricting foreign ownership of internet information services under value-added telecommunications services and certain other businesses in China, the Group operates online platforms that provide internet information services and engages in other foreign-ownership-restricted businesses through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of contractual agreements with these PRC domestic companies and their respective Nominee Shareholders (“Contractual Agreements”). These Contractual Agreements cannot be terminated by the Nominee Shareholders or the PRC domestic companies. As a result, the Group maintains the ability to control these PRC domestic companies and is entitled to substantially all of the economic benefits from these PRC domestic companies and is obligated to absorb expected losses of these PRC domestic companies. Management concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.

The principal terms of the agreements entered into amongst the consolidated VIEs, their respective shareholders and the Group’s subsidiaries are further described below.

Loan Agreements

Pursuant to the relevant loan agreements, the Group relevant PRC subsidiaries made loans to the Nominee Shareholders for the sole purpose of making capital contributions to the consolidated VIEs. The Nominee Shareholders can only repay the loans by the sale of all their equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries or their designated person pursuant to the exclusive option agreements, and, to the extent permitted under PRC law, pay all of the proceeds from sale of such equity interests to the Group’s relevant PRC subsidiaries. In the event that the Nominee Shareholders sells their equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries or their designated person at a price equal to or less than the principal amount of the loans, the loans will be interest free. If the price is higher than the principal amount of the loans, the excess amount will be deemed as interest on the loans paid to the Group’s relevant PRC subsidiaries. The term of the loans agreements are 20 years from the date of the loan agreements, which may be extended upon mutual agreement.

On July 18, 2018, Hangzhou Shiqu and each of Mr. Qi Chen, Mr. Yibo Wei and Mr. Xuqiang Yue, each a shareholder of Hangzhou Juangua, entered into an amended and restated loan agreement in the principal amount of RMB5,867, RMB2,362 and RMB1,771, respectively, which contained terms substantially similar to the loan agreements described above.

Exclusive Consultation and Service Agreements

Pursuant to the exclusive consultation and service agreements, the Group’s relevant PRC subsidiaries has the exclusive right to provide the consolidated VIEs with technical and consulting services. Without the Group’s relevant PRC subsidiaries’ prior written consent, the consolidated VIEs may not accept any services subject to these agreements from any third party. The consolidated VIEs agree to pay the Group’s relevant PRC subsidiaries a quarterly service fee at an amount that is equal to the consolidated VIEs’ revenue for the relevant quarter after deducting any applicable taxes, cost of revenues and retained earnings (which should be zero unless the Group’s relevant PRC subsidiaries otherwise agrees in writing) or an amount adjusted at the Group’s relevant PRC subsidiaries’ sole discretion for the relevant quarter, which should be paid within 10 business days after the consolidated VIEs confirms in writing the amount and breakdown of the service fee for the relevant quarter. The Group’s relevant PRC subsidiaries have the exclusive ownership of all the intellectual property rights created as a result of the performance of the agreements. To guarantee the consolidated VIEs’ performance of their obligations under the agreements, the Nominee Shareholders of the consolidated VIEs have pledged their entire equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries pursuant to the equity interest pledge agreements. The agreements have a term of 10 years, which will be automatically renewed upon expiration, unless they are otherwise terminated in accordance with the provisions of the agreements.

Exclusive Purchase Option Agreements

Pursuant to the exclusive option agreements, each of the Nominee Shareholders of the consolidated VIEs has irrevocably granted the Group’s relevant PRC subsidiaries exclusive option to purchase all or part of their equity interests in the consolidated VIEs. The Group’s relevant PRC subsidiaries or their designated person may exercise such option at the lowest price permitted under applicable PRC law. The Nominee Shareholders of the consolidated VIEs covenant that, without the Group’s relevant PRC subsidiaries’ prior written consent, they will not, among other things, (i) create any pledge or encumbrance on their equity interests in the consolidated VIEs; (ii) transfer or otherwise dispose of their equity interests in the consolidated VIEs; (iii) change the consolidated VIEs’ registered capital; (iv) amend the consolidated VIEs’ articles of association in any material respect; (v) dispose of or cause the consolidated VIEs’ management to dispose of the consolidated VIEs’ material assets (except in the ordinary course of business); (vi) cause the consolidated VIEs to enter into transactions that are likely to have a material impact on its assets, liabilities, operations, shareholding structure or equity ownership in other entities; (vii) change the consolidated VIEs’ directors and supervisors; (viii) declare or distribute dividends; (ix) terminate, liquidate or dissolve the consolidated VIEs; or (x) allow the consolidated VIEs to extend or borrow loans, provide any form of guarantee, or assume any material obligations except in the ordinary course of business. In addition, the consolidated VIEs covenant that, without the Group’s relevant PRC subsidiaries’ prior written consents, they will not, among other things, create or assist or allow their Nominee Shareholders to create, any pledge or encumbrance on their assets and equity interests, or transfer or otherwise dispose of their assets (except in the ordinary course of business). The exclusive option agreements will remain effective until the entire equity interests in the consolidated VIEs have been transferred to the Group’s relevant PRC subsidiaries or their designated person.

Shareholder Voting Proxy Agreements and Powers of Attorney

Pursuant to the shareholder voting proxy agreements, each of the Nominee Shareholders of the consolidated VIEs has executed a power of attorney, to irrevocably authorize an individual, as designated by the Group’s relevant PRC subsidiaries, to act as his attorney-in-fact to exercise all of his rights as a shareholder of the consolidated VIEs, including, but not limited to the right to convene and attend shareholders’ meetings, vote on any resolution that requires a shareholder vote, such as the appointment and removal of directors, supervisors and officers, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholder. The powers of attorney will remain effective until the shareholder voting proxy agreements are terminated in accordance with the provisions of the agreements.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, the Nominee Shareholders of the consolidated VIEs have pledged 100% equity interests in the consolidated VIEs to the Group’s relevant PRC subsidiaries to guarantee performance by the Nominee Shareholders of their obligations under the exclusive option agreements, the shareholder voting proxy agreement, as well as the performance by the consolidated VIEs of their obligations under the exclusive option agreements and the exclusive consultation and service agreements. All of the equity interest pledge agreements shall remain valid until the full performance of such guaranteed contractual obligations. In the event of a breach by the consolidated VIEs or any of their Nominee Shareholders of contractual obligations under the exclusive option agreements, the shareholder voting proxy agreements, the exclusive consultation and service agreements and the equity interest pledge agreements, as the case may be, the Group’s relevant PRC subsidiaries, as pledgee, will have the right to dispose of the pledged equity interests in the consolidated VIEs and will have priority in receiving the proceeds from such disposal. The Nominee Shareholders of the consolidated VIEs also covenant that, without the prior written consent of the Group’s relevant PRC subsidiaries, they will not dispose of, create or allow any encumbrance on the pledged equity interests. The consolidated VIEs covenant that, without the prior written consent of the Group’s relevant PRC subsidiaries, it will not assist or allow any encumbrance to be created on the pledged equity interests.

(c)	Risks in relation to the VIE structure

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of March 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	394,734	191,145
Restricted cash	1,004	1,006
Short-term investments	50,000	70,000
Inventories, net	110	70
Loan receivables, net	104,247	120,901
Prepayments and other current assets	103,780	84,414
Amounts due from non-VIE subsidiaries of the Company	497,119	303,329
Amounts due from related parties	—	397
Property, equipment and software, net	3,759	2,028
Intangible assets, net	3,344	2,986
Goodwill	928	928
Investments	15,847	14,259

Total assets	1,174,872	791,463

	As of March 31,
	2018	2019
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company	1,386,202	1,161,070
Accounts payable	439	725
Salaries and welfare payable	4,591	939
Advances from customers	26	28
Taxes payable	1,613	1,367
Amounts due to related parties	—	1,085
Accruals and other current liabilities	520,355	325,473

Total liabilities	1,913,226	1,490,687

	Year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	978,215	407,851	150,228
Cost of revenues	(129,268)	(112,692)	(87,562)
Net (loss)/profit	(232,088)	(25,729)	5,565

The Group migrated the operations of some of the Group’s businesses from the Group’s consolidated VIEs to the Group’s wholly-owned subsidiaries in the PRC in order to minimize any risks associated with the Group’s VIE corporate structure. For this reason, the revenue contribution of the Group’s consolidated VIEs decreased significantly between the year ended March 31, 2018 and 2019. The Group plans to continue to implement this strategy to the extent permitted by PRC law and anticipates the decreasing trend in the revenue contribution of the Group’s consolidated VIEs to be indicative of future operating results.

	Year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash used in by operating activities	(36,347)	(9,099)	(165,708)
Net cash (used in)/provided by investing activities	(178,288)	94,389	(39,369)
Net cash provided by financing activities	9,000	—	1,490
Net (decrease)/increase in cash and cash equivalents and restricted cash	(205,635)	85,290	(203,587)

Under the Contractual Agreements with the consolidated VIEs, the Company has the power to direct activities of the consolidated VIEs and VIEs’ subsidiaries through the Group’s relevant PRC subsidiaries, and can direct assets transferred out of the consolidated VIEs and VIEs’ subsidiaries. Therefore, the Company considers that there is no asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs. Since the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Law, creditors of the consolidated VIEs and VIEs’ subsidiaries do not have recourse to the general credit of the Company.

The Group believes that the Group’s relevant PRC subsidiaries’ Contractual Arrangements with the consolidated VIEs and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements.

In March 2019, the PRC National People’s Congress promulgated the Foreign Investment Law, or the 2019 PRC Foreign Investment Law, which will become effective on January 1, 2020 and will replace the major existing laws and regulations governing foreign investment in the PRC. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. As the 2019 PRC Foreign Investment Law is newly adopted and relevant government authorities may promulgate more laws, regulations or rules on the interpretation and implementation of the 2019 PRC Foreign Investment Law, the possibility can’t be ruled out that the VIE structure adopted by the Group may be deemed as a method of foreign investment by, any of such future laws, regulations and rules, which cause significant uncertainties as to whether the Group’s VIE structures would be treated as a method of foreign investment. If the Group’s VIE structure would be deemed as a method of foreign investment under any of such future laws, regulations and rules, and any of the Group’s businesses operation would fall in the “negative list” for foreign investment that is subject to any foreign investment restrictions or prohibitions, the Group would be required to take further actions to comply with such laws, regulations and rules, which may materially and adversely affect the Group’s current corporate structure, corporate governance, business, financial conditions and results of operations.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.